CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (44,391)	$ (5,284)
Other comprehensive income:
Foreign currency translation adjustment	4,737	8
Net loss on securities, net of tax	0	(96)
Pension liability adjustments, net of tax	(1,418)	2,897
Other comprehensive income	3,319	2,809
Comprehensive loss	$ (41,072)	$ (2,475)